Related Party Transactions - Summary of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Pool management fees and commissions	$ (1,063)	$ (2,750)	$ (2,799)	$ (5,886)
Commercial management fees	(480)	(408)	(1,187)	(748)
Vessel operating expenses	(46,853)	(46,389)	(90,991)	(91,462)
Strategic and administrative service fees	(4,253)	(2,775)	(6,917)	(4,990)
Equity Entities under Common Control
Related Party Transaction [Line Items]
Pool management fees and commissions	1,063	2,750	2,799	5,886
Commercial management fees	480	408	1,187	748
Strategic and administrative service fees	(2,891)	(4,178)	(7,026)	(8,148)
Time-charter revenues
Related Party Transaction [Line Items]
Revenues	0	2,452	0	4,987
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(2,196)	(2,276)	(4,422)	(4,587)
Lay-up service revenues
Related Party Transaction [Line Items]
Revenues	0	116	6	116
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenues	84	0	168	0
Technical management fee revenues | Selling, General and Administrative
Related Party Transaction [Line Items]
Revenues	1,220	0	1,220	0
Technical management fee revenues | Equity Entities under Common Control | Selling, General and Administrative
Related Party Transaction [Line Items]
Revenues	2,137	2,641	4,890	5,358
Service revenues
Related Party Transaction [Line Items]
Revenues	277	0	277	0
Service revenues | Equity Entities under Common Control
Related Party Transaction [Line Items]
Revenues	$ 638	$ 1,482	$ 1,772	$ 3,011